Notes Related to the Consolidated Statements of Financial Position - Summary of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Balance at beginning of the year	€ 12,703	€ 0
Allowance received from a lessor	188	1,866	€ 0
Increase without cash impact	98	4,121
Repayment	1,615	978	0
Decrease without cash impact	0	339
FX rate impact	(570)	108
Capitalized interests	0	149
Reclassification	0	42
Balance at end of the year	10,804	12,703	€ 0
Adoption Of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Balance at beginning of the year	€ 7,734
Balance at end of the year		€ 7,734